Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers		¥ 705,583	¥ 663,040
Other revenues	[1]	858,914	740,593
Total revenues		¥ 1,564,497	¥ 1,403,633

[1]	Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.